Prospectus Supplement

July 11, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 11, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2018

Emerging Markets Portfolio

The section of the Prospectus entitled "Fund Management—Emerging Markets Portfolio—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Eric Carlson	Managing Director of the Adviser	September 1997
Paul Psaila	Managing Director of the Adviser	February 1994
Ruchir Sharma	Managing Director of the Adviser	April 2002
May Yu	Managing Director of the Adviser	April 2018
Amay Hattangadi	Managing Director of MSIM Company	July 2018

The first two paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management—Emerging Markets Portfolio" are hereby deleted and replaced with the following:

The Fund is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Eric Carlson, Paul Psaila, Ruchir Sharma, May Yu and Amay Hattangadi.

Mr. Carlson has been associated with the Adviser in an investment management capacity since 1997. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Ms. Yu has been associated with the Adviser in an investment management capacity since June 2013. From August 2012 to June 2013, she was associated with MSIM Company in an investment management capacity. Mr. Hattangadi has been associated with MSIM Company or its affiliates in an investment management capacity since 1997.

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Please retain this supplement for future reference.

  MSIFINONUSSPT-0718

Statement of Additional Information Supplement

July 11, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 11, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2018

Emerging Markets Portfolio

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Participating Affiliate" is hereby deleted and replaced with the following:

Participating Affiliate

In rendering investment advisory services to the Asia Opportunity, Emerging Markets, Global Counterpoint, Global Opportunity, International Advantage and International Opportunity Portfolios, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited ("MSAL"), a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). One or more MSAL employees may provide services to the Funds through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSAL is considered a Participating Affiliate of MSIM, and MSAL and its employees are considered "associated persons" of MSIM (as that term is defined in the Advisers Act) and investment professionals from MSAL may render portfolio management, research and other services to the Funds, subject to the supervision of MSIM.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2017 (unless otherwise indicated)—Emerging Markets" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets
Eric Carlson	5	$1.2 billion	8	$6.6 billion	18(8)	$6.5 billion(8)
Amay Hattangadi*	0	$0	0	$0	0(17)	$0[17]
Paul C. Psaila	5	$1.2 billion	8	$6.6 billion	18(8)	$6.5 billion(8)
Ruchir Sharma	6	$1.7 billion	7	$6.7 billion	19(6)	$6.2 billion(6)
May Yu	2	$839.9 million	2	$400.5 million	8(9)	$4.7 billion(9)

The asterisked footnote under the table in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2017 (unless otherwise indicated)" is hereby deleted and replaced with the following:

* As of May 31, 2018.

The following is hereby added as the last footnote under the table in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2017 (unless otherwise indicated)":

17 Of these other accounts, zero accounts with a total of approximately $0 in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Emerging Markets
Eric Carlson	$100,001-$500,000
Amay Hattangadi*	None
Paul C. Psaila	$100,001-$500,000
Ruchir Sharma	Over $1 million
May Yu	None

The asterisked footnote under the table in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

* As of May 31, 2018.

Please retain this supplement for future reference.